Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 1.5	$ 13.5
Level 3 | Funko Acquisition Holdings, L.L.C. | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of debt instruments	123.8	154.9
Secured debt	$ 122.8	$ 153.1